Allowance for Loan Losses - Impaired Financing Receivables Excluding PCI Loans - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 2,338,000	$ 3,146,000
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	2,363,000	3,218,000
Impaired financing receivables, with an allowance recorded, Recorded Investment	328,000	451,000
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	332,000	455,000
Impaired financing receivables, with an allowance recorded, Related Allowance	107,000	91,000
Impaired financing receivables, Recorded Investment, Total	2,666,000	3,597,000
Impaired financing receivables, Unpaid Principal Balance, Total	2,695,000	3,673,000
Impaired financing receivables, Related Allowance, Total	107,000	91,000
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment		367,000
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance		367,000
Impaired financing receivables, with an allowance recorded, Recorded Investment	74,000
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	74,000
Impaired financing receivables, with an allowance recorded, Related Allowance	73,000
Impaired financing receivables, Recorded Investment, Total	74,000	367,000
Impaired financing receivables, Unpaid Principal Balance, Total	74,000	367,000
Impaired financing receivables, Related Allowance, Total	73,000
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	757,000	168,000
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	757,000	168,000
Impaired financing receivables, with an allowance recorded, Recorded Investment	223,000	258,000
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	223,000	258,000
Impaired financing receivables, with an allowance recorded, Related Allowance	5,000	9,000
Impaired financing receivables, Recorded Investment, Total	980,000	426,000
Impaired financing receivables, Unpaid Principal Balance, Total	980,000	426,000
Impaired financing receivables, Related Allowance, Total	5,000	9,000
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	48,000	374,000
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	48,000	374,000
Impaired financing receivables, Recorded Investment, Total	48,000	374,000
Impaired financing receivables, Unpaid Principal Balance, Total	48,000	374,000
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	915,000	1,571,000
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	940,000	1,643,000
Impaired financing receivables, with an allowance recorded, Recorded Investment	31,000	193,000
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	35,000	197,000
Impaired financing receivables, with an allowance recorded, Related Allowance	29,000	82,000
Impaired financing receivables, Recorded Investment, Total	946,000	1,764,000
Impaired financing receivables, Unpaid Principal Balance, Total	975,000	1,840,000
Impaired financing receivables, Related Allowance, Total	29,000	82,000
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	618,000	666,000
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	618,000	666,000
Impaired financing receivables, Recorded Investment, Total	618,000	666,000
Impaired financing receivables, Unpaid Principal Balance, Total	$ 618,000	$ 666,000